Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	DIAMOND S SHIPPING INC.
Entity Central Index Key	0001761940
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Amendment Flag	false
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false